LORD ABBETT GLOBAL FUND, INC.

Lord Abbett Emerging Markets Corporate Debt Fund

Supplement dated January 2, 2020 to the

Summary Prospectus dated May 1, 2019

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 13 of the summary prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
John J. Morton, Portfolio Manager	2016
Steven F. Rocco, Partner and Director of Taxable Fixed Income	2017
Mila Skulkina, Portfolio Manager	2020

Please retain this document for your future reference.